Supplemental Guarantor Information (Condensed Consolidating Statements Of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,246.0	$ 1,169.7	$ 1,113.0
Cost of sales	639.7	583.3	560.7
Gross margin	606.3	586.4	552.3
Selling, general and administrative expenses	228.7	254.7	268.2
Research and development expenses	232.5	258.7	293.6
Settlement reserve charge		206.3
Net gain on divestment of businesses	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	(42.2)	56.3	67.3
Total operating (gains)/expenses	(233.9)	775.0	520.4
Operating income/(loss)	840.2	(188.6)	31.9
Net interest and investment (gains)/losses	232.1	134.0	161.7
Net income/(loss) before income taxes	608.1	(322.6)	(129.8)
Provision for/(benefit from) income taxes	47.6	2.1	46.4
Net income/(loss)	560.5	(324.7)	(176.2)
Elan Finance Plc [Member]
Net interest and investment (gains)/losses	0.1	(1.2)	(1.6)
Net income/(loss) before income taxes	(0.1)	1.2	1.6
Provision for/(benefit from) income taxes	(0.1)	0.3	0.4
Net income/(loss)		0.9	1.2
Parent Company [Member]
Revenue			0.8
Gross margin			0.8
Selling, general and administrative expenses	43.5	62.8	57.0
Other net (gains)/charges		0.9
Total operating (gains)/expenses	43.5	63.7	57.0
Operating income/(loss)	(43.5)	(63.7)	(56.2)
Share of net gains/(losses) of subsidiaries	604.0	(261.0)	(120.1)
Net interest and investment (gains)/losses			(0.1)
Net income/(loss) before income taxes	560.5	(324.7)	(176.2)
Net income/(loss)	560.5	(324.7)	(176.2)
Guarantor Subsidiaries [Member]
Revenue	2,083.4	1,891.8	1,932.1
Cost of sales	1,277.8	1,071.6	993.9
Gross margin	805.6	820.2	938.2
Selling, general and administrative expenses	235.3	239.8	286.4
Research and development expenses	352.6	429.8	595.7
Settlement reserve charge		206.3
Net gain on divestment of businesses	(585.9)	(1.0)	(108.7)
Other net (gains)/charges	(41.0)	56.4	67.0
Total operating (gains)/expenses	(39.0)	931.3	840.4
Operating income/(loss)	844.6	(111.1)	97.8
Net interest and investment (gains)/losses	243.0	141.0	183.7
Net income/(loss) before income taxes	601.6	(252.1)	(85.9)
Provision for/(benefit from) income taxes	47.7	1.8	46.0
Net income/(loss)	553.9	(253.9)	(131.9)
Non-Guarantor Subsidiaries [Member]
Revenue			0.5
Gross margin			0.5
Selling, general and administrative expenses	5.1	5.2
Research and development expenses	22.8	9.1	0.2
Net gain on divestment of businesses	(67.0)
Other net (gains)/charges		(0.5)	0.3
Total operating (gains)/expenses	(39.1)	13.8	0.5
Operating income/(loss)	39.1	(13.8)
Net interest and investment (gains)/losses	(11.0)	(5.8)	(0.2)
Net income/(loss) before income taxes	50.1	(8.0)	0.2
Net income/(loss)	50.1	(8.0)	0.2
Elimination Adjustments [Member]
Revenue	(837.4)	(722.1)	(820.4)
Cost of sales	(638.1)	(488.3)	(433.2)
Gross margin	(199.3)	(233.8)	(387.2)
Selling, general and administrative expenses	(55.2)	(53.1)	(75.2)
Research and development expenses	(142.9)	(180.2)	(302.3)
Other net (gains)/charges	(1.2)	(0.5)
Total operating (gains)/expenses	(199.3)	(233.8)	(377.5)
Operating income/(loss)			(9.7)
Share of net gains/(losses) of subsidiaries	(604.0)	261.0	120.1
Net interest and investment (gains)/losses			(20.1)
Net income/(loss) before income taxes	(604.0)	261.0	130.5
Net income/(loss)	$ (604.0)	$ 261.0	$ 130.5